*63223202120200100*
LIFE AND ACCIDENT AND HEALTH COMPANIES/
FRATERNAL BENEFIT SOCIETIES/
ASSOCIATION EDITION/SEPARATE ACCOUNTS
ANNUAL STATEMENT
For the Year Ended December 31, 2021
OF THE CONDITION AND AFFAIRS OF THE SEPARATE ACCOUNTS OF THE FEDERAL LIFE INSURANCE COMPANY
NAIC Group Code 04966 , 04966 NAIC Company Code 63223
Employers ID Number 36-1063550
(Current Period) (Prior Period)
Organized under the Laws of Illinois,
State of Domicile or Port of Entry Illinois
Country of Domicile United States
Type of Separate Accounts Insulated [X ] Non-insulated [ ] Incorporated/Organized 09/08/1899 Commenced Business 05/05/1900 Statutory Home Office
3750 W. Deerfield Road , Riverwoods, IL, US 60015
(Street and Number) (City or Town, State, Country and Zip Code) Main Administrative Office
3750 W. Deerfield Road Riverwoods, IL, US 60015 847-520-1900 (Street and Number) (City or Town, State, Country and Zip Code) (Area Code) (Telephone Number)
Mail Address
3750 W. Deerfield Road , Riverwoods, IL, US 60015
(Street and Number or P.O. Box)
(City or Town, State, Country and Zip Code)
Primary Location of Books and Records
3750 W. Deerfield Road Riverwoods, IL, US 60015 847-520-1900 (Street and Number) (City or Town, State, Country and Zip Code) (Area Code) (Telephone Number)
Internet Web Site Address www.federallife.com
Statutory Statement Contact Anders Raaum 847-520-1900-311
(Name) (Area Code) (Telephone Number) (Extension) araaum@federallife.com 847-520-1965
(E-Mail Address) (Fax Number)
OFFICERS
Name Title Name Title
William Stanton Austin , Chairman, President & CEO
Anders Raaum , Chief Financial Officer
Paul Robert Murphy , Actuary ,
OTHER OFFICERS
, ,
DIRECTORS OR TRUSTEES
William Stanton
Austin Michael Austin Wayne
Robert Ebersberger Matthew Thomson Popoli
Scott Allen Roberts Jack Ruochen Sun
State of
County of
Illinois
Lake
ss
The officers of this reporting entity being duly sworn,
each depose and say that they are the described officers
of said reporting entity, and that on the reporting period
stated above, all of the herein described assets were the
absolute property of the said reporting entity, free and
clear from any liens or claims thereon, except as herein
stated, and that this statement, together with related
exhibits, schedules and explanations therein contained,
annexed or referred to, is a full and true statement of
all the assets and liabilities and of the condition and
affairs of the said reporting entity as of the reporting
period stated above, and of its income and deductions
therefrom for the period ended, and have been completed
in accordance with the NAIC Annual Statement Instructions
and Accounting Practices and Procedures manual except to
the extent that: (1) state law may differ; or, (2) that
state rules or regulations require differences in reporting
not related to accounting practices and procedures,
according to the best of their information, knowledge and
belief, respectively. Furthermore, the scope of this
attestation by the described officers also includes the
related corresponding electronic filing with the NAIC,
when required, that is an exact copy (except for formatting differences due to electronic filing) of the enclosed statement. The electronic filing may be requested by various regulators in lieu of or in addition to the enclosed statement. William Stanton Austin Judy Ann Manning Anders Raaum
Chairman, President & CEO Secretary Chief Financial Officer
a. Is this an original filing? Yes [ X ] No [ ]
Subscribed and sworn to before me this b. If no:
18th day of February, 2022 1. State the amendment number
2. Date filed
3. Number of pages attached
Joyce M. Weller, Notary Public
10/29/2025
ANNUAL STATEMENT FOR THE YEAR 2021 OF THE SEPARATE
ACCOUNTS OF THE FEDERAL LIFE INSURANCE
COMPANY
ASSETS
Current Year Prior Year
1
General Account
Basis
2
Fair Value Basis
3
Total
(Cols. 1 + 2)
4
Total
1. Bonds (Schedule D)
2. Stocks (Schedule D):
2.1 Preferred stock
2.2 Common stocks 30,913,257 30,913,257 26,717,319
3. Mortgage loans on real estate (Schedule B)
4. Real estate (Schedule A):
4.1 Properties held for the production of income
(less $ encumbrances)
4.2 Properties held for sale (less $ encumbrances)
5. Cash ($ , Schedule E - Part 1) and cash
equivalents ($ , Schedule E - Part 2)
6. Short-term investments (Schedule DA)
7. Derivatives (Schedule DB)
8. Other invested assets (Schedule BA)
9. Securities lending reinvested collateral assets (Schedule DL)
10. Aggregate write-ins for invested assets 294,040 294,040 211,830
11. Subtotals-Cash and invested assets (Lines 1 to 10)
    31,207,297 31,207,297 26,929,149
12. Investment income due and accrued
13. Receivables for securities
14. Net adjustment in assets and liabilities due to
    foreign exchange rates
15. Aggregate write-ins for other-than-invested assets
16. Lines 11 to 15 31,207,297 31,207,297 26,929,149
DETAILS OF WRITE-INS
1001. Funds held by Federal Life 294,040 294,040 211,830
1002.
1003.
1098. Summary of remaining write-ins Line 10 from overflow page 1099. Totals (Lines 1001 through 1003 plus 1098) (Line 10 above)
      294,040 294,040 211,830
1501.
1502.
1503.
1598. Summary of remaining write-ins for Line 15 from overflow page 1599. Totals (Lines 1501 through 1503 plus 1598) (Line 15 above) SA02
ANNUAL STATEMENT FOR THE YEAR 2021 OF THE
SEPARATE ACCOUNTS OF THE FEDERAL LIFE INSURANCE
COMPANY
LIABILITIES AND SURPLUS
Current Year Prior Year
1
General Account
Basis
2
Fair Value Basis
3
Total
(Cols. 1 + 2)
4
Total
1. Aggregate reserve for life, annuity and accident
   and health contracts
(Exhibit 3, Line 9999999, Col. 2) 31,207,297 31,207,297 26,929,149
2. Liability for deposit-type contracts (Exhibit 4, Line 9, Col. 1)
3. Interest Maintenance Reserve
4. Charges for investment management, administration and contract guarantees due or accrued
5. Investment expenses due or accrued (Exhibit 1, Line 24)
6. Investment taxes, licenses and fees due or accrued,
excluding federal income taxes (Exhibit 2, Line 8)
7. Federal and foreign income taxes due or accrued
   (excluding deferred
taxes)
8. Reserve for future federal income taxes
9. Unearned investment income
10. Other transfers to general account due or
    accrued (net) (including
$ accrued expense allowances recognized in
reserves)
11. Remittances and items not allocated
12. Derivatives
13. Payable for securities
14. Payable for securities lending
15. Net adjustment in assets and liabilities due to
    foreign exchange rates
16. Aggregate write-ins for liabilities
17. Total liabilities (including $ due or accrued net
    transfers to or (from) the general account)
    31,207,297 31,207,297 26,929,149
18. Contributed surplus
19. Aggregate write-ins for special surplus funds
20. Unassigned funds
21. Surplus (Lines 18 through 20)
22. Totals 31,207,297 31,207,297 26,929,149
DETAILS OF WRITE-INS
1601.
1602.
1603.
1698. Summary of remaining write-ins for Line 16
      from overflow page
1699. Totals (Lines 1601 through 1603 plus 1698) (Line 16 above)
1901.
1902.
1903.
1998. Summary of remaining write-ins for Line 19 from overflow page 1999. Totals (Lines 1901 through 1903 plus 1998) (Line 19 above) SA03
ANNUAL STATEMENT FOR THE YEAR 2021 OF THE
SEPARATE ACCOUNTS OF THE FEDERAL LIFE INSURANCE
COMPANY
SUMMARY OF OPERATIONS
1
Current Year
2
Prior Year
1. Transfers to Separate Accounts:
1.1 Net premiums and annuity considerations for life
    and accident and health contracts 160,831 215,883
1.2 Considerations for supplementary contracts
    with life contingencies
1.3 Aggregate write-ins for other transfers to Separate Accounts
1.4 Totals (Lines 1.1 to 1.3) 160,831 215,883
2. Transfers on account of deposit-type contracts (including $ deposits less $ withdrawals)
3. Net investment income and capital gains and losses
   5,649,271 3,028,033
4. Aggregate write-ins for other income
5. Totals (Lines 1.4 to 4) 5,810,102 3,243,916
DEDUCT:
6. Transfers from the Separate Account on
    account of contract benefits:
6.1 Death benefits
6.2 Matured endowments
6.3 Annuity benefits 1,595 1,218
6.4 Payments on supplementary contracts
    with life contingencies 100,598 76,532
6.5 Accident and health benefits
6.6 Surrender benefits and withdrawals for
    life contracts 1,176,906 1,877,033
6.7 Aggregate write-ins for other transfers from
    Separate Accounts on account of contract benefits
7. Transfers on account of policy loans
8. Net transfer of reserves from or (to) Separate Accounts
9. Other transfers from the Separate Accounts:
9.1 Federal and foreign income taxes incurred
9.2 Change in expense allowances recognized in reserves
9.3 Aggregate write-ins for other transfers from Separate Accounts
10. Subtotals (Lines 6.1 to 9.3) 1,279,099 1,954,783
11. Fees associated with charges for investment management, administration and contract guarantees 252,855 204,337
12. Increase in aggregate reserve for life and accident and
    health contracts 4,278,148 1,084,796
13. Increase in liability for deposit-type contracts
14. Increase in reserve for future federal income taxes
15. Aggregate write-ins for reserves and funds
16. Totals (Lines 10 to 15) 5,810,102 3,243,916
17. Net gain from operations (including $ unrealized
    capital gains)(Line 5 minus Line 16)
SURPLUS ACCOUNT
18. Surplus, December 31, prior year
19. Net gain from operations (Line 17)
20. Surplus contributed or (withdrawn) during year
21. Change in reserve on account of change in valuation
    basis, (increase) or decrease
22. Transfer from Separate Accounts of the change in
    expense allowances recognized in Line 21
23. Aggregate write-ins for gains and losses in surplus
24. Surplus, December 31, current year (Page 3, Line 21)
DETAILS OF WRITE-INS
01.301.
01.302.
01.303.
01.398. Summary of remaining write-ins for Line
        1.3 from overflow page
01.399. Totals (Lines 01.301 through 01.303 plus 01.398)
        (Line 1.3 above)
0401.
0402.
0403.
0498. Summary of remaining write-ins for Line 4 from
      overflow page
0499. Totals (Lines 0401 through 0403 plus 0498)
      (Line 4 above)
06.701.
06.702.
06.703.
06.798. Summary of remaining write-ins for
        Line 6.7 from overflow page
06.799. Totals (Lines 06.701 through 06.703 plus 06.798)
       (Line 6.7 above)
09.301.
09.302.
09.303.
09.398. Summary of remaining write-ins for
        Line 9.3 from overflow page
09.399. Totals (Lines 09.301 through
        09.303 plus 09.398) (Line 9.3 above)
1501.
1502.
1503.
1598. Summary of remaining write-ins for
      Line 15 from overflow page
1599. Totals (Lines 1501 through 1503 plus 1598)
      (Line 15 above)
2301.
2302.
2303.
2398. Summary of remaining write-ins for Line 23
      from overflow page
2399. Totals (Lines 2301 through 2303 plus 2398)
     (Line 23 above)
SA04
ANNUAL STATEMENT FOR THE YEAR 2021 OF THE
SEPARATE ACCOUNTS OF THE FEDERAL LIFE INSURANCE COMPANY
ANALYSIS OF OPERATIONS BY LINES OF BUSINESS SUMMARY
1
Total
2
Individual Life
3
Group Life
4
Individual Annuities
5
Group
Annuities
6
Accident and
Health
7
Other Lines
of Business
1. Transfers to Separate Accounts:
1.1 Net premiums and annuity considerations for
    life and accident and health contracts
    160,831 91,685 69,146
1.2 Considerations for supplementary contracts
    with life contingencies XXX XXX XXX
1.3 Aggregate write-ins for other transfers to
    Separate Accounts
1.4 Totals (Lines 1.1 to 1.3) 160,831 91,685 69,146
2. Transfers on account of deposit-type contracts
   (including $ deposits less $ withdrawals)
3. Net investment income and capital gains and losses
   5,649,271 3,220,471 2,428,800
4. Aggregate write-ins for other income
5. Totals (Lines 1.4 to 4) 5,810,102
   3,312,156 2,497,946
DEDUCT:
6. Transfers from the Separate Account
   on account of contract benefits:
6.1 Death benefits XXX
6.2 Matured endowments XXX
6.3 Annuity benefits 1,595 XXX XXX 1,595 XXX
6.4 Payments on supplementary contracts with
    life contingencies 100,598 XXX XXX 100,598 XXX
6.5 Accident and health benefits XXX XXX XXX XXX
6.6 Surrender benefits and withdrawals for
    life contracts 1,176,906 300,985 875,921 XXX
6.7 Aggregate write-ins for other transfers
    from Separate Accounts on account of contract benefits
7. Transfers on account of policy loans XXX
8. Net transfer of reserves from or (to)
   Separate Accounts
9. Other transfers from the Separate Accounts:
9.1 Federal and foreign income taxes incurred XXX
9.2 Change in expense allowances recognized in reserves XXX
9.3 Aggregate write-ins for other transfers from Separate Accounts
10. Subtotals (Lines 6.1 to 9.3) 1,279,099 403,178 875,921
11. Fees associated with charges for investment
    management, administration and contract guarantees
    252,855 144,145 108,710
12. Increase in aggregate reserve for life and accident
    and health contracts 4,278,148 2,764,833 1,513,315
13. Increase in liability for deposit-type contracts XXX
14. Increase in reserve for future federal income taxes
15 Aggregate write-ins for reserves and funds
16. Totals (Lines 10 to 15) 5,810,102 3,312,156 2,497,946
17. Net gain from operations (including $
    unrealized capital gains) (Line 5 minus Line 16)
18. Policies/certificates in force end of year
DETAILS OF WRITE-INS
01.301.
01.302.
01.303.
01.398. Summary of remaining write-ins for
        Line 1.3 from overflow page
01.399. Total (Lines 01.301 through 01.303 plus 01.398)
       (Line 1.3 above)
0401.
0402.
0403.
0498. Summary of remaining write-ins for Line 4
      from overflow page
0499. Total (Lines 0401 through 0403 plus 0498)
      (Line 4 above)
06.701.
06.702.
06.703.
06.798. Summary of remaining write-ins for Line 6.7
        from overflow page
06.799. Total (Lines 06.701 through 06.703 plus 06.798)
        (Line 6.7 above)
09.301.
09.302.
09.303.
09.398. Summary of remaining write-ins for
        Line 9.3 from overflow page
09.399. Total (Lines 09.301 through 09.303 plus 09.398)
       (Line 9.3 above)
1501.
1502.
1503.
1598. Summary of remaining write-ins for Line 15 from overflow page 1599. Total (Lines 1501 through 1503 plus 1598) (Line 15 above) SA05
ANNUAL STATEMENT FOR THE YEAR 2021 OF THE
SEPARATE ACCOUNTS OF THE FEDERAL LIFE INSURANCE
COMPANY
Analysis of Operations - Individual Life Insurance
NONE
Analysis of Operations - Group Life Insurance
NONE
SA05.1, SA05.2
ANNUAL STATEMENT FOR THE YEAR 2021 OF THE
SEPARATE ACCOUNTS OF THE FEDERAL LIFE INSURANCE COMPANY
ANALYSIS OF OPERATIONS BY LINES OF BUSINESS
INDIVIDUAL ANNUITIES (a)
1
Total
Deferred
6
Life Contingent
Payout (Immediate
and Annuitizations)
7
Other
Annuities
2
Fixed
Annuities
3
Indexed
Annuities
4
Variable Annuities
With Guarantees
5
Variable Annuities
Without Guarantees
1. Transfers to Separate Accounts:
1.1 Net annuity considerations for annuity contracts
    91,685 91,685
1.2 Considerations for supplementary contracts
    with life contingencies XXX XXX XXX XXX XXX
1.3 Aggregate write-ins for other transfers to Separate Accounts
1.4 Totals (Lines 1.1 to 1.3) 91,685 91,685
2. Transfers on account of deposit-type contracts
   (including $ deposits less $ withdrawals)
3. Net investment income and capital gains and losses
   3,220,471 3,067,016 153,455
4. Aggregate write-ins for other income
5. Totals (Lines 1.4 to 4) 3,312,156 3,158,701 153,455
DEDUCT:
6. Transfers from the Separate Account on account of
   contract benefits:
6.1 Death benefits
6.2 Matured endowments
6.3 Annuity benefits 1,595 1,595
6.4 Payments on supplementary contracts
     with life contingencies 100,598 XXX XXX XXX XXX 100,598 XXX
6.5 Accident and health benefits XXX XXX XXX XXX XXX XXX XXX
6.6 Surrender benefits and withdrawals for life contracts
    300,985 300,985
6.7 Aggregate write-ins for other transfers from
    Separate Accounts on account of contract benefits
7. Transfers on account of policy loans
8. Net transfer of reserves from or (to) Separate Accounts
9. Other transfers from the Separate Accounts:
9.1 Federal and foreign income taxes incurred
9.2 Change in expense allowances recognized in reserves
9.3 Aggregate write-ins for other transfers from
    Separate Accounts
10. Subtotals (Lines 6.1 to 9.3) 403,178 300,985 102,193
11. Fees associated with charges for investment management, administration and contract guarantees 144,145 144,145
12. Increase in aggregate reserve for life and accident
    and health contracts 2,764,833 2,713,571 51,262
13. Increase in liability for deposit-type contracts
14. Increase in reserve for future federal income taxes
15 Aggregate write-ins for reserves and funds
16. Totals (Lines 10 to 15) 3,312,156 3,158,701 153,455
17. Net gain from operations (including $
    unrealized capital gains) (Line 5 minus Line 16)
18. Policies/certificates in force end of year
DETAILS OF WRITE-INS
01.301.
01.302.
01.303.
01.398. Summary of remaining write-ins for
        Line 1.3 from overflow page
01.399. Total (Lines 01.301 through 01.303 plus
        01.398) (Line 1.3 above)
0401.
0402.
0403.
0498. Summary of remaining write-ins for Line 4
      from overflow page
0499. Total (Lines 0401 through 0403 plus 0498)
     (Line 4 above)
06.701.
06.702.
06.703.
06.798. Summary of remaining write-ins for Line 6.7
        from overflow page
06.799. Total (Lines 06.701 through 06.703 plus
        06.798) (Line 6.7 above)
09.301.
09.302.
09.303.
09.398. Summary of remaining write-ins for
        Line 9.3 from overflow page
09.399. Total (Lines 09.301 through 09.303
         plus 09.398) (Line 9.3 above)
1501.
1502.
1503.
1598. Summary of remaining write-ins for
      Line 15 from overflow page
1599. Total (Lines 1501 through 1503 plus 1598)
      (Line 15 above)
(a) Indicate if blocks of business in run-off that
     comprise less than 5% of premiums and less than
    5% of reserve and loans liability are aggregated
    with material blocks of business and which columns
    are affected.
SA05.3
ANNUAL STATEMENT FOR THE YEAR 2021 OF THE
SEPARATE ACCOUNTS OF THE FEDERAL LIFE INSURANCE COMPANY
ANALYSIS OF OPERATIONS BY LINES OF
BUSINESS GROUP ANNUITIES (a)
(N/A Fraternal)
1
Total
Deferred
6
Life Contingent
Payout (Immediate
and Annuitizations)
7
Other
Annuities
2
Fixed
Annuities
3
Indexed
Annuities
4
Variable Annuities
With Guarantees
5
Variable Annuities
Without Guarantees
1. Transfers to Separate Accounts:
1.1 Net annuity considerations for annuity
    contracts 69,146 69,146
1.2 Considerations for supplementary contracts with
    life contingencies XXX XXX XXX XXX XXX
1.3 Aggregate write-ins for other transfers
    to Separate Accounts
1.4 Totals (Lines 1.1 to 1.3) 69,146 69,146
2. Transfers on account of deposit-type contracts
    (including $ deposits less $ withdrawals)
3. Net investment income and capital gains and
   losses 2,428,800 2,428,800
4. Aggregate write-ins for other income
5. Totals (Lines 1.4 to 4) 2,497,946 2,497,946
DEDUCT:
6. Transfers from the Separate Account on
   account of contract benefits:
6.1 Death benefits
6.2 Matured endowments
6.3 Annuity benefits
6.4 Payments on supplementary contracts with
   life contingencies XXX XXX XXX XXX XXX
6.5 Accident and health benefits
   XXX XXX XXX XXX XXX XXX XXX
6.6 Surrender benefits and withdrawals for
    life contracts 875,921 875,921
6.7 Aggregate write-ins for other transfers
    from Separate Accounts on account of
    contract benefits
7. Transfers on account of policy loans
8. Net transfer of reserves from or (to)
   Separate Accounts
9. Other transfers from the Separate Accounts:
9.1 Federal and foreign income taxes incurred
9.2 Change in expense allowances recognized
    in reserves
9.3 Aggregate write-ins for other transfers
    from Separate Accounts
10. Subtotals (Lines 6.1 to 9.3) 875,921 875,921
11. Fees associated with charges for investment
    management, administration and contract
    guarantees 108,710 108,710
12. Increase in aggregate reserve for life
    and accident and health contracts
    1,513,315 1,513,315
13. Increase in liability for deposit-type contracts
14. Increase in reserve for future federal income taxes
15 Aggregate write-ins for reserves and funds
16. Totals (Lines 10 to 15) 2,497,946 2,497,946
17. Net gain from operations (including
    $ unrealized capital gains) (Line 5 minus Line 16)
18. Policies/certificates in force end of year
DETAILS OF WRITE-INS
01.301.
01.302.
01.303.
01.398. Summary of remaining write-ins for
        Line 1.3 from overflow page
01.399. Total (Lines 01.301 through 01.303
        plus 01.398) (Line 1.3 above)
0401.
0402.
0403.
0498. Summary of remaining write-ins for Line 4
      from overflow page
0499. Total (Lines 0401 through 0403 plus
      0498) (Line 4 above)
06.701.
06.702.
06.703.
06.798. Summary of remaining write-ins for
        Line 6.7 from overflow page
06.799. Total (Lines 06.701 through 06.703
        plus 06.798) (Line 6.7 above)
09.301.
09.302.
09.303.
09.398. Summary of remaining write-ins for Line
        9.3 from overflow page
09.399. Total (Lines 09.301 through 09.303 plus
        09.398) (Line 9.3 above)
1501.
1502.
1503.
1598. Summary of remaining write-ins for Line 15
      from overflow page
1599. Total (Lines 1501 through 1503 plus 1598)
      (Line 15 above)
(a) Indicate if blocks of business in run-off that
comprise less than 5% of premiums and less than 5%
of reserve and loans liability are aggregated with
material blocks of business and which columns are
affected.
SA05.4
ANNUAL STATEMENT FOR THE YEAR 2021 OF THE
SEPARATE ACCOUNTS OF THE FEDERAL LIFE INSURANCE
COMPANY
Analysis of Operations - Accident and Health
NONE
Analysis of Increase in Reserves - Individual Life
NONE
Analysis of Increase in Reserves - Group Life
NONE
SA05.5, SA06.1, SA06.2
ANNUAL STATEMENT FOR THE YEAR 2021 OF THE
SEPARATE ACCOUNTS OF THE
FEDERAL LIFE INSURANCE COMPANY
ANALYSIS OF INCREASE IN RESERVES
DURING THE YEAR INDIVIDUAL ANNUITIES
(a)
1
Total
Deferred 6
Life Contingent
Payout
(Immediate and
Annuitizations)
7
Other
Annuities
2
Fixed
Annuities
3
Indexed
Annuities
4
Variable
Annuities
With
Guarantees
5
Variable
Annuities
Without
Guarantees
1. Reserve December 31 of prior year
   15,188,461 14,638,225 550,236
2. Tabular net premiums and considerations
3. Increase or (decrease) from investment
   results after provision for federal income taxes
4. Tabular less actual reserve released
5. Increase in reserve on account of change
   in valuation basis
6. Other increases (net) 2,764,833 2,713,569 51,264
7. Totals (Lines 1 to 6) 17,953,294 17,351,794 601,500
8. Net transfer of reserves from or (to) Separate Accounts
9. Tabular cost
10. Reserves released by death XXX XXX XXX XXX XXX XXX XXX
11. Reserves released by other terminations (net)
12. Transfers on account of annuity and supplementary
    contract payments involving life contingencies
13. Charges for investment management, administration
    and contract guarantees
14. Aggregate write-ins for other decreases in reserves
15. Total deductions (Lines 8 to 14)
16. Reserve December 31 of current year
    17,953,294 17,351,794 601,500
Cash Surrender Value and Policy Loans
17. CSV ending balance December 31, current year
18. Amount available for policy loans based upon line 17 CSV
DETAILS OF WRITE-INS
1401.
1402.
1403.
1498. Summary of remaining write-ins for
      Line 14 from overflow page.
1499. Total (Lines 1401 through 1403 plus 1498) (Line 14 above)
(a) Indicate if blocks of business in run-off that
comprise less than 5% of premiums and less than 5% of
reserve and loans liability are aggregated with material
blocks of business and which columns are affected.
SA06.3
ANNUAL STATEMENT FOR THE YEAR 2021 OF THE
SEPARATE ACCOUNTS OF THE FEDERAL LIFE INSURANCE COMPANY
ANALYSIS OF INCREASE IN
RESERVES DURING THE YEAR GROUP ANNUITIES
(a)
(N/A Fraternal)
1
Total
Deferred 6
Life Contingent
Payout
(Immediate and
Annuitizations)
7
Other
Annuities
2
Fixed
Annuities
3
Indexed
Annuities
4
Variable
Annuities
With
Guarantees
5
Variable
Annuities
Without
Guarantees
1. Reserve December 31 of prior year
   11,740,688 11,740,688
2. Tabular net premiums and considerations
3. Increase or (decrease) from investment
   results after provision for federal income taxes
4. Tabular less actual reserve released
5. Increase in reserve on account of change in valuation basis
6. Other increases (net) 1,513,315 1,513,315
7. Totals (Lines 1 to 6) 13,254,003 13,254,003
8. Net transfer of reserves from or (to) Separate Accounts
9. Tabular cost
10. Reserves released by death XXX XXX XXX XXX XXX XXX XXX
11. Reserves released by other terminations (net)
12. Transfers on account of annuity and
    supplementary contract payments involving life contingencies
13. Charges for investment management,
    administration and contract guarantees
14. Aggregate write-ins for other decreases in reserves
15. Total deductions (Lines 8 to 14)
16. Reserve December 31 of current year
    13,254,003 13,254,003
Cash Surrender Value and Policy Loans
17. CSV ending balance December 31, current year
18. Amount available for policy loans based upon line 17 CSV
DETAILS OF WRITE-INS
1401.
1402.
1403.
1498. Summary of remaining write-ins for
      Line 14 from overflow page.
1499. Total (Lines 1401 through 1403 plus 1498)
     (Line 14 above)
(a) Indicate if blocks of business in run-off that comprise
    less than 5% of premiums and less than 5% of reserve
    and loans liability are aggregated with material
    blocks of business and which columns are affected.
SA06.4
NO NE
ANNUAL STATEMENT FOR THE YEAR 2021 OF THE
SEPARATE ACCOUNTS OF THE FEDERAL LIFE INSURANCE COMPANY
ANALYSIS OF RESERVES DURING THE YEAR ACCIDENT AND HEALTH
(a)
1
Total
Comprehensive 4
Medicare
Supplement
5
Vision
Only
6
Dental
Only
7
Federal
Employees
Health
Benefits
Plan
8
Title XVIII
Medicare
9
Title XIX
Medicaid
10
Credit
A&H
11
Disability
Income
12
Long-Term
Care
13
Other
Health
2
Individual
3
Group
ACTIVE LIFE RESERVE
1. Unearned premium reserves
2. Additional contract reserves (a)
3. Additional actuarial reserves - Asset/Liability analysis
4. Reserve for future contingent benefits
5. Reserve for rate credits
6 Aggregate write-ins for reserves
7. Totals (Gross)
8. Reinsurance ceded
9. Totals (Net)
CLAIM RESERVE
10. Present value of amounts not yet due on claims
11. Additional actuarial reserves-Asset/Liability analysis
12. Reserve for future contingent benefits
13. Aggregate write-ins for reserves
14. Totals (Gross)
15. Reinsurance ceded
16. Totals (Net)
17. TOTAL (Net)
18. TABULAR FUND INTEREST
DETAILS OF WRITE-INS
0601.
0602.
0603.
0698. Summary of remaining write-ins for
      Line 6 from overflow page.
0699. Total (Lines 0601 through 0603 plus 0698) (Line 6 above)
1301.
1302.
1303.
1398. Summary of remaining write-ins for
      Line 13 from overflow page.
1399. Total (Lines 1301 through 1303 plus 1398)
      (Line 13 above)
(a) Indicate if blocks of business in run-off that
comprise less than 5% of premiums and less than 5%
of reserve and loans liability are aggregated with
material blocks of business and which columns are
affected.
SA06.5
ANNUAL STATEMENT FOR THE YEAR 2021 OF THE
SEPARATE ACCOUNTS OF THE FEDERAL LIFE INSURANCE
COMPANY
EXHIBIT OF NET INVESTMENT INCOME1
Collected
During Year
2
Earned
During Year
1. U.S. Government bonds (a)
1.1 Bonds exempt from U.S. tax (a)
1.2 Other bonds (unaffiliated) (a)
1.3 Bonds of affiliates (a)
2.1 Preferred stocks (unaffiliated) (b)
2.11 Preferred stocks of affiliates (b)
2.2 Common stocks (unaffiliated) 1,111,705 1,111,705
2.21 Common stocks of affiliates
3. Mortgage loans (c)
4. Real estate (d)
5. Contract loans
6. Cash, cash equivalents and short-term investments (e)
7. Derivative instruments (f)
8. Other invested assets
9. Aggregate write-ins for investment income
10. Total gross investment income 1,111,705 1,111,705
11. Investment expenses (g)
12. Investment taxes, licenses and fees,
excluding federal income taxes (g)
13. Interest expense (h)
14. Depreciation on real estate and other invested assets (i)
15. Aggregate write-ins for deductions from investment income
16. Total deductions (Lines 11 through 15)
17. Net investment income (Line 10 minus Line 16) 1,111,705
DETAILS OF WRITE-INS
0901.
0902.
0903.
0998. Summary of remaining write-ins for Line 9 from overflow page 0999. Totals (Lines 0901 through 0903 plus 0998) (Line 9 above) 1501.
1502.
1503.
1598. Summary of remaining write-ins for Line 15 from overflow page 1599. Totals (Lines 1501 through 1503 plus 1598) (Line 15 above)
(a) Includes $ accrual of discount less $ amortization
of premium and less $ paid for accrued interest on purchases.
(b) Includes $ accrual of discount less $ amortization
of premium and less $ paid for accrued dividends on purchases.
(c) Includes $ accrual of discount less $ amortization
of premium and less $ paid for accrued interest on purchases.
(d) Includes $ for companys occupancy of its own buildings;
and excludes $ interest on encumbrances.
(e) Includes $ accrual of discount less $ amortization
of premium and less $ paid for accrued interest on purchases.
(f) Includes $ accrual of discount less $ amortization
of premium.
(g) Includes $ investment expenses and $ investment
taxes, licenses and fees, excluding federal income taxes, attributable to segregated and Separate Accounts.
(h) Includes $ interest on surplus notes and $ interest
 on capital notes.
(i) Includes $ depreciation on real estate and $
depreciation on other invested assets.
EXHIBIT OF CAPITAL GAINS (LOSSES)
1
Realized
Gain (Loss)
On Sales or
Maturity
2
Other
Realized
Adjustments
3
Total Realized Capital
Gain (Loss)
(Columns 1 + 2)
4
Change in
Unrealized Capital
Gain (Loss)
5
Change in
Unrealized Foreign
Exchange Capital
Gain (Loss)
1. U.S. Government bonds
1.1 Bonds exempt from U.S. tax
1.2 Other bonds (unaffiliated)
1.3 Bonds of affiliates
2.1 Preferred stocks (unaffiliated)
2.11 Preferred stocks of affiliates
2.2 Common stocks (unaffiliated)
425,117 425,117 4,786,896
2.21 Common stocks of affiliates
3. Mortgage loans
4. Real estate
5. Contract loans
6. Cash, cash equivalents and short-term investments
7. Derivative instruments
8. Other invested assets
9. Aggregate write-ins for capital gains (losses)
10. Total capital gains (losses) 425,117 425,117 4,786,896
DETAILS OF WRITE-INS:
0901.
0902.
0903.
0998. Summary of remaining write-ins for Line 9 from
overflow page
0999. Totals (Lines 0901 through 0903 plus 0998) (Line 9
above)
SA07
NONE
ANNUAL STATEMENT FOR THE YEAR 2021 OF THE
SEPARATE ACCOUNTS OF THE FEDERAL LIFE INSURANCE
COMPANY
EXHIBIT 1 - INVESTMENT EXPENSES
1
Amount
1. Rent
2. Salaries and wages
3. Contributions for benefit plans for employees (a)
4. Payments to employees under non-funded benefit plans
5. Other employee welfare
6. Legal fees and expenses
7. Fees of public accountants and consulting actuaries
8. Traveling expenses
9. Postage, express, telegraph and telephone
10. Printing and stationery
11. Cost or depreciation of furniture and equipment
12. Rental of equipment
13. Books and periodicals
14. Bureau and association fees
15. Insurance, except on real estate
16. Miscellaneous losses
17. Collection and bank service charges
18. Sundry general expenses
19. Real estate expenses
20. Investment expenses not included elsewhere
21. Aggregate write-ins for other investment expenses
22. Investment expenses incurred
Reconciliation with Exhibit 5
23. Investment expenses unpaid December 31, prior year
24. Investment expenses unpaid December 31, current year
25. Investment expenses paid during year
(Lines 22 + 23 - 24) (to Exhibit 5, Line 12)
DETAILS OF WRITE-INS
2101.
2102.
2103.
2198. Summary of remaining write-ins for
Line 21 from overflow page
2199. Total (Lines 2101 through 2103 plus 2198) (Line 21 above)
(a) Includes $ on account of prior service.
EXHIBIT 2 - INVESTMENT TAXES, LICENSES AND FEES
(EXCLUDING FEDERAL INCOME TAXES)
1
Amount
1. Real estate taxes
2. State insurance department fees
3. Other state taxes, including $ for employee benefits
4. U.S. Social Security taxes
5. All other taxes
6. Taxes, licenses and fees incurred
Reconciliation with Exhibit 5
7. Taxes, licenses and fees unpaid December 31, prior year
8. Taxes, licenses and fees unpaid December 31, current year
9. Taxes, licenses and fees paid during year
(Lines 6 + 7 - 8) (to Exhibit 5, Line 13)
SA08
NONE
ANNUAL STATEMENT FOR THE YEAR 2021 OF THE
SEPARATE ACCOUNTS OF THE FEDERAL LIFE INSURANCE
COMPANY
EXHIBIT 3 - AGGREGATE RESERVE FOR LIFE,
ANNUITY AND ACCIDENT
AND HEALTH CONTRACTS
1
Description of Valuation Basis
2
Total
3
Ordinary
4
Group
Life insurance:
0199999 Totals
Annuities (excluding supplementary contracts):
1. Progressive Annuity Table 3.5%
Deferred 30,605,797 17,351,795 13,254,002
0299999 Totals 30,605,797 17,351,795 13,254,002
Supplementary contracts with life contingencies:
1. Progressive Annuity Table 3.5%
Deferred 601,500 601,500
0399999 Totals 601,500 601,500
Accident and health contracts:
0499999 Totals
Miscellaneous reserves:
0599999 Totals
9999999 Totals (to Page 3, Line 1)
31,207,297 17,953,295 13,254,002
(a) Included in the above table are amounts of
deposit-type contracts that originally contained
a mortality risk. Amounts of deposit-type
contracts that no longer contain a
mortality risk in Column 2 are:
Life Insurance $ ; Annuities $ ;
 Supplemental Contracts with Life Contingencies
$ ; Accidental and Health Contracts $ ;
Miscellaneous Reserves $ .
EXHIBIT 3 - INTERROGATORIES
1.1 Has the reporting entity ever issued both
 participating and non-participating variable
life insurance contracts? Yes [ ] No [ X ]
2.1 Does the reporting entity at present
issue both participating and non-participating
 variable life insurance contracts? Yes [ ] No [ X ]
2.2 If not, state which kind is issued.
3.1 Is any surrender value promised in excess of
the reserve as legally computed? Yes [ ] No [ X ] N/A [ ]
3.2 If so, the amount of such excess must be
included in surrender values in excess of reserves
otherwise required and carried in
this schedule. Has this been done?
Yes [ ] No [ ] N/A [ X ]
Attach a statement of methods employed in the
valuation of variable life insurance contracts
issued at, or subsequently subject to, an extra premium
or in the valuation of contracts otherwise issued on
lives classified as substandard for the plan of
contract issued or on special class lives
(including paid-up variable life
insurance).
EXHIBIT 3A - CHANGES IN BASES OF VALUATION
DURING THE YEAR
(Including supplementary contracts set
up on a basis other than that used to
determine benefits)
1 Valuation Basis 4
Description of Valuation Class
2
Changed From
3
Changed To
Increase in Actuarial
Reserve Due to
Change
9999999 Totals (Page 6, Line 5,
Analysis of Increase in Reserves)
SA09
NON
ANNUAL STATEMENT FOR THE YEAR 2021 OF
THE SEPARATE ACCOUNTS OF THE FEDERAL
LIFE INSURANCE COMPANY
EXHIBIT 4 DEPOSIT-TYPE CONTRACTS
1
Total
2
Guaranteed
Interest Contracts
3
Annuities Certain
4
Supplemental
Contracts
5
Dividend
Accumulations or
Refunds
6
Premium and Other
Deposit Funds
1. Balance at the beginning of the year
2. Deposits received during the year
3. Investment earnings credited to account
4. Other net change in reserves
5. Fees and other charges assessed
6. Surrender charges
7. Net surrender or withdrawal payments
8. Other net transfer to or (from) general account
9. Balance at the end of current year (Lines 1+2+3+4-5-6-7-8)
SA10
ANNUAL STATEMENT FOR THE YEAR 2021 OF THE
SEPARATE ACCOUNTS OF THE FEDERAL LIFE INSURANCE
COMPANY
EXHIBIT 5
RECONCILIATION OF CASH AND INVESTED ASSETS
DEVELOPMENT OF INCREASE IN CASH
1
Amount
1. Transfers to Separate Accounts on account of:
1.1 Net premiums and considerations for annuities
   and supplementary contracts with life contingencies 160,831
1.2 Aggregate write-ins for other transfers to Separate Accounts
2. Deposits on deposit-type contract funds and other
liabilities without life or disability contingencies
3. Investment income collected 1,111,705
4. Consideration on disposal of short-term
bonds net of purchases
5. Consideration on disposal of investments
(excluding short-term bonds) 1,176,906
6. Aggregate write-ins for other increases
in funds from operations
7. Total (Lines 1 to 6) 2,449,442
8. Cost of investments acquired
(excluding short-term bonds) 160,831
9. Transfers from Separate Accounts on
account of contract benefits:
9.1 Death benefits
9.2 Matured endowments
9.3 Annuity benefits 1,595
9.4 Supplementary contract benefits with
life contingencies 100,598
9.5 Accident and health benefits
9.6 Surrender benefits and withdrawals for life contracts
9.7 Policy loans (net)
9.8 Transfers of reserves (net)
9.9 Aggregate write-ins for other transfers from
Separate Accounts on account of contract benefits 1,176,906
10. Other transfers from Separate Accounts:
10.1 Federal income taxes
10.2 Aggregate write-ins for other transfers from Separate Accounts
11. Withdrawals on deposit-type contract funds
and other liabilities without life or disability contingencies
12. Investment expenses (Exhibit 1, Line 25)
12.1 Fees associated with investment management,
administration and contract guarantees 252,855
13. Investment taxes, licenses and fees,
excluding federal income taxes (Exhibit 2, Line 9)
14. Total (Lines 8 to 13) 1,692,785
15. Funds from operations (Line 7 minus Line 14) 756,657
16. Surplus contributed or (withdrawn) during year
17. Aggregate write-ins for other changes in funds
18. Total funds (includes $ net transfers
from general account) (Lines 15 to 17) 756,657
19. Increase in payable for investments
acquired, net of receivable for investments sold
20. Decrease in policy loans
21. Aggregate write-ins for other reconciling items
22. Increase in cash (Line 18 to 21) 756,657
RECONCILIATION BETWEEN YEARS
23. Cash and invested assets, December
31st of prior year 26,929,149
24. Increase in cash (Line 22) 756,657
25. Cost of invested assets acquired 160,831
26. Adjusted cost of assets disposed of 1,426,236
27. Increase in policy loans
28. Accrual of discount less amortization of premium
29. Depreciation on real estate and other invested assets
30. Increase in net unrealized gains 4,786,896
31. Aggregate write-ins for other reconciling items
32. Cash and invested assets, December 31st
 of current year 31,207,297
DETAILS OF WRITE-INS
01.201.
01.202.
01.203.
01.298. Summary of remaining write-ins for
Line 1.2 from overflow page
01.299. Total (Lines 01.201 through 01.203 plus 01.298)
 (Line 1.2 above)
0601.
0602.
0603.
0698. Summary of remaining write-ins for
Line 6 from overflow page
0699. Total (Lines 0601 through 0603 plus 0698)
(Line 6 above)
09.901.Surrender benefits and other fund withdrawals 1,176,906
09.902.
09.903.
09.998. Summary of remaining write-ins for Line 9.9
from overflow page
09.999. Total (Lines 09.901 through 09.903 plus 09.998)
(Line 9.9 above) 1,176,906
10.201
10.202.
10.203.
10.298. Summary of remaining write-ins for Line 10.2
from overflow page
10.299. Total (Lines 10.201 through 10.203 plus 10.298)
(Line 10.2 above)
1701.
1702.
1703.
1798. Summary of remaining write-ins for Line 17
from overflow page
1799. Total (Lines 1701 through 1703 plus 1798)
(Line 17 above)
2101.
2102.
2103.
2198. Summary of remaining write-ins for Line 21
from overflow page
2199. Total (Lines 2101 through 2103 plus 2198)
(Line 21 above)
3101.
3102.
3103.
3198. Summary of remaining write-ins for Line 31
from overflow page
3199. Total (Lines 3101 through 3103 plus 3198)
(Line 31 above)
SA11
ANNUAL STATEMENT FOR THE YEAR 2021 OF THE
 SEPARATE ACCOUNTS OF THE FEDERAL LIFE INSURANCE
COMPANY
EXHIBIT 6 - GUARANTEED INSURANCE AND ANNUITY PRODUCTS
1
Amount
2
Percent of Total
1. Aggregate reserve for life, annuity and accident
and health contracts (Included in Exhibit 3):
1.1 Life insurance
1.2 Annuities
1.3 Supplementary contracts with life contingencies
1.4 Accident and health
1.5 Miscellaneous reserves
1.6 Total
2. Liability for deposit-type contracts
(included in Exhibit 4):
2.1 Guaranteed interest contracts
2.2 Annuities certain
2.3 Supplemental contracts
2.4 Dividend accumulations or refunds
2.5 Premium and other deposits funds
2.6 Total
3. Other liabilities (included in Page 3,
Lines 4, 10, 13 & 14)
4. Total liabilities associated with guarantees
(Lines 1.6 + 2.6 + 3)
5. Total liabilities not associated with
guarantees 31,207,297 100.0
6. Total Separate Accounts liabilities
(Lines 4 + 5 = Page 3, Line 17) 31,207,297 100.0
SA12
ANNUAL STATEMENT FOR THE YEAR 2021 OF THE
SEPARATE ACCOUNTS OF THE FEDERAL LIFE INSURANCE
COMPANY
GENERAL INTERROGATORIES
Product Mix
1.01 Identify the product types in the separate
account, quantify the assets associated with
those products, indicate if there are any
guarantees associated with those
products, quantify seed money and quantify
other fees and expenses due to the general
account. For the products (and related assets)
that are not registered with the
SEC, identify whether the products are considered
private placement variable annuity products
or private placement life insurance.
NOTE: A distinct disaggregated product identifier
shall be used for each product and shall be used
consistently throughout the interrogatory.
Disaggregation of
reporting shall be such that each product filing
or policy form is separately identified. For
example, if a company has 5 different separate
group annuities, each
annuity shall be separately reported. (Companies
may eliminate proprietary information, however
such elimination will require the use of unique
reporting identifiers).
Additional Required Surplus Amounts is defined as
additional or permanent surplus that is required
to be retained in the separate account in accordance
with state
law or regulation. These amounts should not include
reinvested separate account investment proceeds that
have not been allocated to separate account contract
holders.
1
Product Identifier
Separate Account Assets 4
Guarantees
Associated
with the
Product
Yes/No
5
Seed Money
6
Fees and
Expenses Due
to the General
Account
7
Additional
Required
Surplus
Amounts
Not Registered with SEC
2
Registered
with SEC
3
Not Registered
with SEC
8
Private
Placement
Variable
Annuity
9
Private
Placement
Life Insurance
10
Other
(Not PPVA or
PPLI)
Pension risk transfer group annuities
1.01A9999 Total pension risk transfer
group annuities $ 0 $ 0 XXX $ 0 $ 0 $ 0 $ 0 $ 0 $ 0
All other group Annuities
1.01B9999 Total all other group
annuities $ 0 $ 0 XXX $ 0 $ 0 $ 0 $ 0 $ 0 $ 0
Registered index linked annuities individual annuities
1.01C9999 Total registered index
linked annuities individual annuities $ 0 $
0 XXX $ 0 $ 0 $ 0 $ 0 $ 0 $ 0
All other individual annuities
Variable Annuity $ 31,207,297 $ 0 $ 0 $ 0 $ 0 $ 0 $ 0 $ 0
1.01D9999 Total all other individual
annuities $ 31,207,297 $ 0 XXX $ 0 $ 0 $ 0 $ 0 $ 0 $ 0
Life insurance
1.01E9999 Total life insurance $ 0 $ 0 XXX $ 0 $
0 $ 0 $ 0 $ 0 $ 0
1.01F9999 Totals $ 31,207,297 $ 0 XXX $ 0 $ 0
$ 0 $ 0 $ 0 $ 0
SA13
ANNUAL STATEMENT FOR THE YEAR 2021 OF THE
SEPARATE ACCOUNTS OF THE FEDERAL LIFE INSURANCE
COMPANY
GENERAL INTERROGATORIES
1.02 Did the reporting entity remit seed money,
other fees and expenses or additional required
 surplus amounts to the general account during
the current year? Yes [ X ] No [ ]
1.03 If yes, provide information on the total
gross amount of seed money, other fees and expenses
or additional required surplus amounts
remitted to the general account during the
current year (these amounts should not be reflected
in the seed money totals in 1.01):
1.031 Seed Money $ 0
1.032 Other Fees and Expenses $ 252,855
1.033 Additional Required Surplus Amounts $ 0
1.04 Did the reporting entity receive seed money
from the general account in the current year?
Yes [ ] No [ X ]
1.05 If yes, provide information on the total gross
amount of seed money received in the current year:
(If amounts were both received and
remitted in the current year, include the gross amounts
in both 1.031 and 1.051.)
1.051 Seed Money Received $ 0
1.06 Does the reporting entity consider any of the
seed money reflected in separate accounts to be insulated
 from the general account? Yes [ ] No [ ] N/A [ X ]
1.07 If yes, provide information on the amount of seed
money the reporting entity considers insulated from the
general account:
1.071 Insulated Seed Money $ 0
1.08 Does the reporting entity have a policy for
repatriating seed money or remitting fees and expenses
 due and additional required surplus
amounts to the general account:
1.081 Seed Money Yes [ ] No [ X ]
1.082 Other Fees and Expenses Yes [ X ] No [ ]
1.083 Additional Required Surplus Amounts
 Yes [ ] No [ X ]
1.09 Provide detail on the time duration for
which seed money, other fees and expenses due to
the general account and additional required
surplus amounts have been held in the separate account:
1
Seed Money
2
Fees and Expenses Due
to the General Account
3
Additional Required
Surplus Amounts
1.091 Under 1 Year $ 0 $ 252,855 $ 0
1.092 1 Year 3 Years $ 0 $ 0 $ 0
1.093 Over 3 Years 5 Years $ 0 $ 0 $ 0
1.094 Over 5 Years $ 0 $ 0 $ 0
1.095 Total $ 0 $ 252,855 $ 0
1.10 For seed money, other fees and expenses,
and additional required surplus amounts held
in the separate account, does the reporting
entity invest these funds in accordance with
investment directives of the general account:
1.101 Seed Money
Yes [ ] No [ ] N/A [ X ]
1.102 Other Fees and Expenses
Yes [ X ] No [ ] N/A [ ]
1.103 Additional Required Surplus Amounts
Yes [ ] No [ ] N/A [ X ]
1.11 If no, does the reporting entity have
stated policy and procedure for the
investment of seed money, other fees
and expenses, and additional
required surplus amounts that are
retained with the separate account?
1.111 Seed Money Yes [ ] No [ ] N/A [ X ]
1.112 Other Fees and Expenses Yes [ ]
No [ ] N/A [ X ]
1.113 Additional Required Surplus Amounts
Yes [ ] No [ ] N/A [ X ]
SA13.1
ANNUAL STATEMENT FOR THE YEAR 2021 OF THE
SEPARATE ACCOUNTS OF THE FEDERAL LIFE INSURANCE
COMPANY
GENERAL INTERROGATORIES
Separate Account Products with General
Account Guarantees
2.1 Does the reporting entity have products
with guarantees provided by the general account?
 Yes [ ] No [ X ]
2.2 Has the separate account collected amounts
from the general account within the past five
years related to separate account guarantees?
Yes [ ] No [ X ]
2.3 If yes, provide detail on these guarantees
paid by the general account:
1
Year
2
Amount
2.301 As of December 31, 2021 $ 0
2.302 As of December 31, 2020 $ 0
2.303 As of December 31, 2019 $ 0
2.304 As of December 31, 2018 $ 0
2.305 As of December 31, 2017 $ 0
2.4 To compensate the general account for the
risk taken, for any separate account products
with general account guarantees, does the
separate account remit risk charges to the
general account related to the separate account
 guarantees? Yes [ ] No [ X ]
2.5 If yes, identify the separate account
products with risk charges that are remitted
to the general account and whether the risk
charge for that
product is reviewed and opined upon:
1
Product Identifier
with Risk Charges
2
Risk Charge Reviewed
and Opined Upon
3
Name and Title of Individual Who
Provided Opinion on Risk Charges
Pension risk transfer group annuities
All other group annuities
Registered index linked annuities individual annuities
All other individual annuities
Life insurance
2.6 Provide detail on the risk charges paid to the
general account related to separate account guarantees
for the past five years:
1
Year
2
Amount
2.601 As of December 31, 2021 $ 0
2.602 As of December 31, 2020 $ 0
2.603 As of December 31, 2019 $ 0
2.604 As of December 31, 2018 $ 0
2.605 As of December 31, 2017 $ 0
SA13.2
ANNUAL STATEMENT FOR THE YEAR 2021 OF THE
SEPARATE ACCOUNTS OF THE FEDERAL LIFE INSURANCE
COMPANY
GENERAL INTERROGATORIES
Investment Directive of Separate Account Activity
3.1 Does the reporting entity have products classified
within the separate account for which the investment
directive is not determined by the
contract holder? (Situations in which the investments
 directive mirrors the general account would not be
considered determined by the
contract holder; however, having the contract
holder select an investment direction from multiple
options would meet this criteria.) Yes [ ] No [ X ]
3.2 If yes, if these investments would have been
included in the general account, would the
reporting entity have exceeded the investment
limitations imposed on the general account?
Yes [ ] No [ ] N/A [ X ]
3.3 Provide detail on the separate account investment
portfolio and state investment limitations. (This
includes the combined separate
account and general investments, excluding separate
account assets with investment direction determined
by the contract holder):
1
Investment Type
2
State Investment Limitation
3
Combined Investment
(Separate and General Account)
$ $
$ $
$ $
$ $
$ $
Allocation of Investment Proceeds of
Separate Account Activity
4.1 Does the reporting entity have separate account
assets in which less than 100% of investment
proceeds (net of contract fees and
assessments) are attributed to a contract holder?
(This should identify any situations where there
is a ceiling on investment performance
results.) Yes [ ] No [ X ]
4.2 If yes, provide detail on the net investment
proceeds that were attributed to the contract
holder, transferred to the general account
and reinvested within the separate account:
1
Product Identifier
2
Net Investment
Proceeds
3
Attributed to
Contract Holder
4
Transferred to General
Account
5
Reinvested Within the
Separate Account
Pension risk transfer group annuities
4.2A99999 Total pension risk transfer group
annuities $ 0 $ 0 $ 0 $ 0
All other group annuities
4.2B99999 Total all other group annuities
$ 0 $ 0 $ 0 $ 0
Registered index linked annuities individual annuities
4.2C99999 Total registered index linked
annuities individual annuities $ 0 $ 0 $ 0 $ 0
All other individual annuities
4.2D99999 Total all other individual
annuities $ 0 $ 0 $ 0 $ 0
Life insurance
4.2E99999 Total life insurance $ 0 $ 0 $ 0 $ 0
4.2F99999 Totals $ 0 $ 0 $ 0 $ 0
4.3 For items reinvested within the Separate Account,
does the reporting entity invest these assets in
accordance with investment directives
of the general account? Yes [ ] No [ ] N/A [ X ]
4.4 If no, does the reporting entity have a stated
policy and procedure for the reinvestment of
investment proceeds within the separate
account? Yes [ ] No [ ] N/A [ X ]
4.5 Did the reinvestment of investment proceeds
 within the separate account result with the
reporting entity having a combined investment
portfolio that exceeded the state investment
limitations imposed on the general account?
Yes [ ] No [ ] N/A [ X ]
SA13.3
ANNUAL STATEMENT FOR THE YEAR 2021 OF THE
SEPARATE ACCOUNTS OF THE FEDERAL LIFE INSURANCE
COMPANY
GENERAL INTERROGATORIES
Measurement of Separate Account Assets
5.1 Does the reporting entity report all
separate account assets at fair value?
Yes [ X ] No [ ]
5.2 For items not reported at fair value,
does the reporting entity report separate
account assets at amortized cost, and/or under different
measurement methods?
5.21 Amortized Cost Yes [ ] No [ ]
5.22 Other Measurement Methods Yes [ ] No [ ]
5.3 If other measurement methods are used,
provide explanation on these measurement methods
5.4 Identify the assets measured at fair value,
amortized cost or another measurement method
and the percentage of separate account
assets measured under each measurement method:
Description
1
Amount
2
Percentage
5.41 Fair Value $ 30,913,257 100.0 %
5.42 Amortized Cost $ 0 0.0 %
5.43 Other Measurement Methods $ 0 0.0 %
5.5 For the assets not measured at fair value,
provide a comparison of the reported value to
current fair value and identify the unrealized gain or
loss that would have been recorded if the assets had been
reported at fair value:
1
Assets Held at Amortized Cost
2
Fair Value
3
Unrecorded Unrealized Gain/Loss
5.51 $ 0 $ 0 $ 0
1
Assets Held at Other Measurement Method
2
Fair Value
3
Unrecorded Unrealized Gain/Loss
5.52 $ 0 $ 0 $ 0
Securities Lending Transactions Within Separate Accounts
6.1 Does the reporting entity engage in securities
lending transactions with separate account assets?
Yes [ ] No [ X ]
6.2 If yes, does the reporting entity have written
policies and procedures for such transactions?
Yes [ ] No [ ] N/A [ X ]
6.3 Does the reporting obtain approval, or
otherwise provide notification to contract holders,
regarding securities lending transactions
that occur with separate account assets?
Yes [ ] No [ ] N/A [ X ]
6.4 Are all securities lending transactions reported
on balance sheet? Yes [ ] No [ ] N/A [ X ]
6.5 Provide a description of the reporting entitys
securities lending transaction program, specifically
identifying any variations from the
securities lending transaction program administered
by the general account.
6.6 Provide detail on the current status of separate
account transactions by separate account product:
6.61 Amount of any loaned securities within the
separate account and the percentage of separate
account assets lent
6.611 Amount $ 0
6.612 Percentage 0.0 %
6.62 Identify whether securities lent are reported
at book value or market value
6.621 Book Value $ 0
6.622 Market Value $ 0
6.63 Detail on collateral received:
6.631 Aggregate Amount Collateral Received
6.6311 Open $ 0
6.6312 30 Days or Less $ 0
6.6313 31 to 60 Days $ 0
6.6314 61 to 90 Days $ 0
6.6315 Greater Than 90 Days $ 0
6.6316 Total Collateral Received $ 0
6.632 The aggregate fair value of all securities
acquired from the sale, trade or use of the
accepted collateral (reinvested
collateral). $ 0
6.633 Narrative discussion about sources and
uses of collateral:
6.634 Collateral for transactions that extend
beyond one year from the reporting date $ 0
SA13.4
ANNUAL STATEMENT FOR THE YEAR 2021 OF THE
SEPARATE ACCOUNTS OF THE FEDERAL LIFE INSURANCE
COMPANY
GENERAL INTERROGATORIES
6.7 For the reporting entitys security
lending program state the amount of the
following as December 31 of the current year:
6.71 Total fair value of reinvested
collateral assets reported on Schedule DL,
Parts 1 and 2.
(Sum of Schedule DL, Parts 1 and 2, Column 5) $ 0
6.72 Total book adjusted/carrying value of
reinvested collateral assets reported on
Schedule DL, Parts 1 and 2.
(Sum of Schedule DL, Parts 1 and 2, Column 6) $ 0
6.73 Total payable for securities lending
reported on the liability page. (Page 3,
Line 14, Column 3) $ 0
FHLB Funding Agreements
7.1 Does the reporting entity report Federal
Home Loan Bank (FHLB) funding agreements within
the separate account? Yes [ ] No [ X ]
7.2 Provide detail on the elements that support
the classification of FHLB funding agreements
within the separate account
7.3 Provide detail regarding the FHLB funding
agreements classified within the separate account:
1
Amount of FHLB Stock
Purchased or Owned
2
Amount of Collateral
Pledged to the FHLB
3
Total Borrowing or Funding
Capacity Currently Available
4
Total Reserves Related
to FHLB Agreements
$ 0 $ 0 $ 0 $ 0
7.4 For funding agreements within the separate
account, provide a general description on the
nature of the agreement, type of funding
(lines of credit, borrowed money, etc) and intended
use of funding
Reporting Differences Between GAAP and SAP
Financial Statements (This disclosure is
applicable to all reporting entities regardless if
they file GAAP financial statements)
8.1 Does the reporting entity file GAAP
financial statements? Yes [ ] No [ X ]
8.2 In accordance with the different separate
account reporting requirements between GAAP
(SOP 03-1) and statutory accounting, does the
reporting entity have products that are classified
within the separate account that were, or would
have been if GAAP financial statements
had been completed, required to be reported within
the general account under GAAP financials?
Pursuant to SOP 03-1, all of the
following conditions must be met to receive
separate account reporting classification
under GAAP: Yes [ ] No [ X ] N/A [ ]
a. Legal Recognition - The separate account
is legally recognized. That is, the separate
account is established, approved, and regulated
under special rules such as state insurance laws,
federal securities laws, or similar foreign laws.
b. Legally Insulated - The separate account
assets supporting the contract liabilities are
legally insulated from the general account
liabilities of the insurance enterprise
(that is, the contract holder is not subject
to insurer default risk to the extent of the
assets held in
the separate account).
c. Investment Directive - The reporting
entity must, as a result of contractual,
statutory, or regulatory requirements,
invest the contract
holders funds within the separate account
as directed by the contract holder in designated
investment alternatives or in accordance
with specific investment objectives or policies.
d. Investment Performance - All investment
performance, net of contract fees and assessments,
must as a result of contractual, statutory,
or regulatory requirements be passed through
to the individual contract holder. Contracts
may specify conditions under which there
may be a minimum guarantee, but not a ceiling,
as a ceiling would prohibit all investment
performance from being passed through to
the contract holder.
8.3 Identify all separate account products
and identify whether each product was classified
within a separate account for
GAAP reporting purposes. (For non-GAAP filers,
this disclosure should reflect whether the GAAP
 classification would
have been the same if GAAP financials had been
completed.) For products that were (or would
have been) reported
differently, identify which SOP 03-1 condition
prevented separate account GAAP classification
for that particular product.
1
Product Identifier
2
Same as GAAP / Condition that Requires
GAAP General
Account Reporting
Variable Annuity Same as GAAP
SA13.5
ANNUAL STATEMENT FOR THE YEAR 2021 OF THE
SEPARATE ACCOUNTS OF THE FEDERAL LIFE INSURANCE
COMPANY
Interest Maintenance Reserve
NONE
SA14
ANNUAL STATEMENT FOR THE YEAR 2021 OF THE
SEPARATE ACCOUNTS OF THE FEDERAL LIFE INSURANCE
COMPANY
Interest Maintenance Reserve - Amort
NONE
AVR - Default Component
NONE
AVR - Equity Component
NONE
Asset Valuation Reserve RSA
NONE
SA14, SA15, SA16, SA17, SA18, SA19, SA20, SA21
ANNUAL STATEMENT FOR THE YEAR 2021 OF THE
SEPARATE ACCOUNTS OF THE FEDERAL LIFE INSURANCE
COMPANY
SCHEDULE A VERIFICATION BETWEEN YEARS
Real Estate
1. Book/adjusted carrying value,
December 31 of prior year
2. Cost of acquired:
2.1 Actual cost at time of acquisition (Part 2, Column 6)
2.2 Additional investment made after
acquisition (Part 2, Column 9)
3. Current year change in encumbrances:
3.1 Totals, Part 1, Column 13
3.2 Totals, Part 3, Column 11
4. Total gain (loss) on disposals,
Part 3, Column 18
5. Deduct amounts received on
disposals, Part 3, Column 15
6. Total foreign exchange change in
book/adjusted carrying value:
6.1 Totals, Part 1, Column 15
6.2 Totals, Part 3, Column 13
7. Deduct current years other-than-temporary
 impairment recognized:
7.1 Totals, Part 1, Column 12
7.2 Totals, Part 3, Column 10
8. Deduct current years depreciation:
8.1 Totals, Part 1, Column 11
8.2 Totals, Part 3, Column 9
9. Book/adjusted carrying value at the end
of current period (Lines 1+2+3+4-5+6-7-8)
10. Deduct total nonadmitted amounts
11. Statement value at end of current period
(Line 9 minus Line 10)
SCHEDULE B VERIFICATION BETWEEN YEARS
Mortgage Loans
1. Book value/recorded investment excluding
accrued interest, December 31 of prior year
2. Cost of acquired:
2.1 Actual cost at time of acquisition
(Part 2, Column 7)
2.2 Additional investment made after acquisition
(Part 2, Column 8)
3. Capitalized deferred interest and other:
3.1 Totals, Part 1, Column 12
3.2 Totals, Part 3, Column 11
4. Accrual of discount
5. Unrealized valuation increase (decrease):
5.1 Totals, Part 1, Column 9
5.2 Totals, Part 3, Column 8
6. Total gain (loss) on disposals, Part 3,
Column 18
7. Deduct amounts received on disposals,
Part 3, Column 15
8. Deduct amortization of premium and mortgage
interest points and commitment fees
9. Total foreign exchange change in book
value/recorded investment excluding accrued
interest:
9.1 Totals, Part 1, Column 13
9.2 Totals, Part 3, Column 13
10. Deduct current years other-than-
temporary impairment recognized:
10.1 Totals, Part 1, Column 11
10.2 Totals, Part 3, Column 10
11. Book value/recorded investment excluding
accrued interest at end of current period
(Lines 1+2+3+4+5+6-7-8+9-10)
12. Total valuation allowance
13. Subtotal (Line 11 plus Line 12)
14. Deduct total nonadmitted amounts
15. Statement value of mortgages owned at
end of current period (Line 13
minus Line 14)
SASI02
ANNUAL STATEMENT FOR THE YEAR 2021 OF
THE SEPARATE ACCOUNTS OF THE FEDERAL LIFE INSURANCE
COMPANY
SCHEDULE BA VERIFICATION BETWEEN YEARS
Other Long-Term Invested Assets
1. Book/adjusted carrying value, December 31
of prior year
2. Cost of acquired:
2.1 Actual cost at time of acquisition
(Part 2, Column 8)
2.2 Additional investment made after acquisition
(Part 2, Column 9)
3. Capitalized deferred interest and other:
3.1 Totals, Part 1, Column 16
3.2 Totals, Part 3, Column 12
4. Accrual of discount
5. Unrealized valuation increase (decrease):
5.1 Totals, Part 1, Column 13
5.2 Totals, Part 3, Column 9
6. Total gain (loss) on disposals, Part 3, Column 19
7. Deduct amounts received on disposals, Part 3, Column 16
8. Deduct amortization of premium and depreciation
9. Total foreign exchange change in book/adjusted
carrying value:
9.1 Totals, Part 1, Column 17
9.2 Totals, Part 3, Column 14
10. Deduct current years other-than-temporary
impairment recognized:
10.1 Totals, Part 1, Column 15
10.2 Totals, Part 3, Column 11
11. Book/adjusted carrying value at end of
current period (Lines 1+2+3+4+5+6-7-8+9-10)
12. Deduct total nonadmitted amounts
13. Statement value at end of current period
(Line 11 minus Line 12)
SCHEDULE D VERIFICATION BETWEEN YEARS
Bonds and Stocks
1. Book/adjusted carrying value, December 31
of prior year 26,717,319
2. Cost of bonds and stocks acquired,
Part 3, Column 7 160,831
3. Accrual of discount
4. Unrealized valuation increase (decrease):
4.1 Part 1, Column 12
4.2 Part 2, Section 1, Column 15
4.3 Part 2, Section 2, Column 13 3,575,790
4.4 Part 4, Column 11 1,211,106 4,786,896
5. Total gain (loss) on disposals, Part 4,
Column 19 425,117
6. Deduction consideration for bonds and stocks
disposed of, Part 4, Column 7 1,176,906
7. Deduct amortization of premium
8. Total foreign exchange change in book/adjusted
carrying value:
8.1 Part 1, Column 15
8.2 Part 2, Section 1, Column 19
8.3 Part 2, Section 2, Column 16
8.4 Part 4, Column 15
9. Deduct current years other-than-temporary
impairment recognized:
9.1 Part 1, Column 14
9.2 Part 2, Section 1, Column 17
9.3 Part 2, Section 2, Column 14
9.4 Part 4, Column 13
10. Total investment income recognized as a
result of prepayment penalties and/or acceleration
fees, Note 5Q, Line (2)
11. Book/adjusted carrying value at end of
current period (Lines 1+2+3+4+5-6-7+8-9+10)
30,913,257
12. Deduct total nonadmitted amounts
13. Statement value at end of current period
(Line 11 minus Line 12) 30,913,257
SASI03
ANNUAL STATEMENT FOR THE YEAR 2021 OF THE
SEPARATE ACCOUNTS OF THE FEDERAL LIFE INSURANCE
COMPANY
SCHEDULE D - SUMMARY BY COUNTRY
Long-Term Bonds and Stocks OWNED December 31
of Current Year
Description
1
Book/Adjusted
Carrying Value
2
Fair Value
3
Actual Cost
4
Par Value of Bonds
BONDS 1. United States
Governments (including all obligations 2. Canada
guaranteed by governments) 3. Other Countries
4. Totals
U.S. States, Territories and Possessions
(direct and guaranteed) 5. Totals
U.S. Political Subdivisions of States, Territories
and Possessions (direct and guaranteed) 6. Totals
U.S. Special Revenue and Special Assessment
Obligations and all Non-Guaranteed
Obligations of Agencies and Authorities of
Governments and their Political Subdivisions 7. Totals
Industrial and Miscellaneous, SVO Identified 8. United States Funds, Unaffiliated Bank Loans and Hybrid 9. Canada
Securities (unaffiliated) 10. Other Countries
11. Totals
Parent, Subsidiaries and Affiliates 12. Totals
13. Total Bonds
PREFERRED STOCKS 14. United States
Industrial and Miscellaneous (unaffiliated) 15. Canada
16. Other Countries
17. Totals
Parent, Subsidiaries and Affiliates 18. Totals
19. Total Preferred Stocks
COMMON STOCKS 20. United States
30,913,257 30,913,257 14,305,740
Industrial and Miscellaneous (unaffiliated) 21. Canada
22. Other Countries
23. Totals 30,913,257 30,913,257 14,305,740
Parent, Subsidiaries and Affiliates 24. Totals
25. Total Common Stocks 30,913,257
30,913,257 14,305,740
26. Total Stocks 30,913,257
30,913,257 14,305,740
27. Total Bonds and Stocks
30,913,257 30,913,257 14,305,740
SASI04
ANNUAL STATEMENT FOR THE YEAR 2021 OF THE
SEPARATE ACCOUNTS OF THE FEDERAL LIFE INSURANCE
COMPANY
Schedule DA - Verification Between Yrs
NONE
Schedule DB - Part A - Verification
NONE
Schedule DB - Part B - Verification
NONE
Schedule DB - Part C - Section 1
NONE
Schedule DB - Part C - Section 2
NONE
Schedule DB - Verification
NONE
Schedule E - Part 2 - Verification Between Yrs
NONE
Schedule A - Part 1
NONE
Schedule A - Part 2
NONE
Schedule A - Part 3
NONE
Schedule B - Part 1
NONE
SASI10, SASI11, SASI12, SASI13, SASI14, SASI15,
SAE01, SAE02, SAE03, SAE04
ANNUAL STATEMENT FOR THE YEAR 2021 OF
THE SEPARATE ACCOUNTS OF THE FEDERAL LIFE INSURANCE
COMPANY
Schedule B - Part 2
NONE
Schedule B - Part 3
NONE
Schedule BA - Part 1
NONE
Schedule BA - Part 2
NONE
Schedule BA - Part 3
NONE
Schedule D - Part 1
NONE
Schedule D - Part 2 - Section 1
NONE
SAE05, SAE06, SAE07, SAE08, SAE09, SAE10, SAE11
ANNUAL STATEMENT FOR THE YEAR 2021 OF THE
SEPARATE ACCOUNTS OF THE FEDERAL LIFE INSURANCE COMPANY
SCHEDULE D - PART 2 - SECTION 2
Showing all COMMON STOCKS Owned December 31 of Current Year
1 2 Codes 5 6 Fair Value 9 Dividends Change
in Book/Adjusted Carrying Value 17 18
CUSIP
Identification Description
3
Code
4
Foreign
Number of
Shares
Book / Adjusted
Carrying
Value
7
Rate per
Share Used
To Obtain
Fair
Value
8
Fair
Value
Actual
Cost
10
Declared
but Unpaid
11
Amount
Received
During Year
12
Nonadmitted
Declared
But Unpaid
13
Unrealized
Valuation
Increase/
(Decrease)
14
Current Years
Other-Than-
Temporary
Impairment
Recognized
15
Total
Change in
B./A.C.V.
(13-14)
16
Total Foreign
Exchange
Change in
B./A.C.V.
Date
Acquired
NAIC
Designation,
NAIC
Designation
Modifier
and SVO
Administrat
ive Symbol
Industrial and Miscellaneous (Unaffiliated) Publicly Traded Industrial and Miscellaneous (Unaffiliated) Other
Parent, Subsidiaries and Affiliates Publicly Traded
Parent, Subsidiaries and Affiliates Other
Mutual Funds
921938-20-5 Vanguard Wellesley Income Fund Admiral
22,467.577 1,575,651 70.130 1,575,651 1,162,594 53,709
26,616 26,616 09/10/2019 .
922031-10-9 Vanguard Long Term Corp Fund Investor 5.398
59 10.930 59 21 2 (1) (1) 07/10/2007 .
922031-77-8 Vanguard Long Term Corp Fund Admiral 61,342.029
 669,855 10.920 669,855 572,441 21,462 (21,585) (21,585)
12/03/2012 .
922018-40-3 Vanguard Windsor Fund Admiral 204,793.895
16,700,943 81.550 16,700,943 7,304,400 731,921 2,387,673
2,387,673 03/30/2021 .
921935-20-1 Vanguard Wellington Fund Admiral 91,816.260
7,694,202 83.800 7,694,202 3,784,773 228,635 954,874
954,874 10/19/2020 .
921928-20-6 Vanguard US Growth Fund Admiral 20,444.374
 3,444,059 168.460 3,444,059 653,023 75,891 228,213
 228,213 04/02/2020 .
922906-20-1 Vanguard Federal Money Market Fund
 828,488.380 828,488 1.000 828,488 828,488 85
04/20/2021 .
9499999 - Mutual Funds 30,913,257 XXX 30,913,257
14,305,740 1,111,705 3,575,790 3,575,790 XXX XXX
Unit Investment Trusts
Closed-End Funds
9799999 Total Common Stocks 30,913,257 XXX 30,913,257
 14,305,740 1,111,705 3,575,790 3,575,790 XXX XXX
9899999 Total Preferred and Common Stocks 30,913,257
 XXX 30,913,257 14,305,740 1,111,705 3,575,790
3,575,790 XXX XXX
1.
Line
NumberBook/Adjusted Carrying Value by NAIC
Designation Category Footnote:
1A 1A $ 1B $ 1C $ 1D $ 1E $ 1F $ 1G $
1B 2A $ 2B $ 2C $
1C 3A $ 3B $ 3C $
1D 4A $ 4B $ 4C $
1E 5A $ 5B $ 5C $
1F 6 $
SAE12
ANNUAL STATEMENT FOR THE YEAR 2021 OF THE
SEPARATE ACCOUNTS OF THE FEDERAL LIFE INSURANCE COMPANY
SCHEDULE D - PART 3
Showing All Long-Term Bonds and Stocks
ACQUIRED During Current Year
1 2 3 4 5 6 7 8 9
CUSIP
Identification Description Foreign
Date Acquired Name of Vendor
Number of
Shares of Stock
Actual
Cost Par Value
Paid for Accrued
Interest and Dividends
Bonds - U.S. Governments
Bonds - All Other Governments
Bonds - U.S. States, Territories and
Possessions (Direct and Guaranteed)
Bonds - U.S. Political Subdivisions of
States, Territories and Possessions (Direct and Guaranteed)
Bonds - U.S. Special Revenue and Special Assessment
and all Non-Guaranteed Obligations of Agencies and
Authorities of Governments and Their Political Subdivisions
Bonds - Industrial and Miscellaneous (Unaffiliated)
Bonds - Hybrid Securities
Bonds - Parent, Subsidiaries, and Affiliates
Bonds - SVO Identified Funds
Bonds - Subtotals - Unaffiliated Bank Loans
Preferred Stocks - Industrial and Miscellaneous
(Unaffiliated) Perpetual Preferred
Preferred Stocks - Industrial and Miscellaneous
 (Unaffiliated) Redeemable Preferred
Preferred Stocks - Parent, Subsidiaries and
Affiliates Perpetual Preferred
Preferred Stocks - Parent, Subsidiaries and
 Affiliates Redeemable Preferred
Common Stocks - Industrial and Miscellaneous
 (Unaffiliated) Publicly Traded
Common Stocks - Industrial and Miscellaneous
(Unaffiliated) Other
Common Stocks - Parent, Subsidiaries, and
Affiliates Publicly Traded
Common Stocks - Parent, Subsidiaries and
Affiliates Other
Common Stocks - Mutual Funds
922018-40-3 Vanguard Windsor Fund Admiral
03/30/2021 Vanguard Group 1,618.595 130,831 XXX
922906-20-1 Vanguard Federal Money Market
Fund 04/20/2021 Vanguard Group 30,000.000 30,000 XXX
9499999 - Common Stocks - Mutual Funds 160,831 XXX
Common Stocks - Unit Investment Trusts
Common Stocks - Closed-End Funds
9799997 - Common Stocks - Subtotals
 - Common Stocks - Part 3 160,831 XXX
9799999 - Common Stocks - Subtotals
 - Common Stocks 160,831 XXX
9899999 - Common Stocks - Subtotals
 - Preferred and Common Stocks 160,831 XXX
9999999 Totals 160,831 XXX
SAE13
ANNUAL STATEMENT FOR THE YEAR 2021 OF
THE SEPARATE ACCOUNTS OF THE FEDERAL
LIFE INSURANCE COMPANY
SCHEDULE D - PART 4
Showing all Long-Term Bonds and Stocks
SOLD, REDEEMED or Otherwise DISPOSED OF
During Current Year
1 2 3 4 5 6 7 8 9 10 Change in Book/Adjusted
 Carrying Value 16 17 18 19 20 21
CUSIP
Identi-
fication Description
F
o
r
e
i
g
n Disposal
Date Name of Purchaser
Number of
Shares of
Stock Consideration Par Value Actual Cost
Prior Year
Book/
Adjusted
Carrying
Value
11
Unrealized
Valuation
Increase/
(Decrease)
12
Current Year
(Amortization)/
Accretion
13
Current Years
Other-Than-
Temporary
Impairment
Recognized
14
Total
Change in
B./A.C.V.
(11+12-13)
15
Total Foreign
Exchange
Change in
B./A.C.V.
Book/
Adjusted
Carrying Value
at
Disposal Date
Foreign
Exchange Gain
(Loss) on
Disposal
Realized Gain
(Loss) on
Disposal
Total Gain
(Loss) on
Disposal
Bond
Interest/Stock
Dividends
Received
During Year
Stated
Contractual
Maturity
Date
Bonds - U.S. Governments
Bonds - All Other Governments
Bonds - U.S. States, Territories and
Possessions (Direct and Guaranteed)
Bonds - U.S. Political Subdivisions of
States, Territories and Possessions
(Direct and Guaranteed)
Bonds - U.S. Special Revenue and
Special Assessment and all Non-Guaranteed
Obligations of Agencies and Authorities
of Governments and Their Political Subdivisions
Bonds - Industrial and Miscellaneous (Unaffiliated)
Bonds - Hybrid Securities
Bonds - Parent, Subsidiaries, and Affiliates
Bonds - SVO Identified Funds
Bonds - Subtotals - Unaffiliated Bank Loans
Preferred Stocks - Industrial and Miscellaneous
(Unaffiliated) Perpetual Preferred
Preferred Stocks - Industrial and Miscellaneous
(Unaffiliated) Redeemable Preferred
Preferred Stocks - Parent, Subsidiaries and
Affiliates Perpetual Preferred
Preferred Stocks - Parent, Subsidiaries and
Affiliates Redeemable Preferred
Common Stocks - Industrial and Miscellaneous
(Unaffiliated) Publicly Traded
Common Stocks - Industrial and Miscellaneous
(Unaffiliated) Other
Common Stocks - Parent, Subsidiaries, and
Affiliates Publicly Traded
Common Stocks - Parent, Subsidiaries and
Affiliates Other
Common Stocks - Mutual Funds
921938-20-5
Vanguard Wellesley Income Fund
Admiral 09/28/2021 Vanguard Group 1,984.379
141,911 XXX 62,083 136,188 12,652 12,652 62,083
79,828 79,828 XXX
922018-40-3 Vanguard Windsor Fund Admiral 12/29/2021
Vanguard Group 11,769.289 883,863 XXX 599,770 840,327
 912,209 912,209 599,770 284,093 284,093 XXX
921935-20-1 Vanguard Wellington Fund Admiral 12/02/2021
 Vanguard Group 23.421 1,932 XXX 705 1,794 223,748
223,748 705 1,227 1,227 XXX
921928-20-6 Vanguard US Growth Fund Admiral
10/06/2021 Vanguard Group 401.696 72,157 XXX
12,188 68,276 69,471 69,471 12,188 59,969 59,969 XXX
922906-20-1 Vanguard Federal Money Market Fund
12/20/2021 Vanguard Group 77,042.900 77,043 XXX
77,043 77,043 (6,974) (6,974) 77,043 XXX
9499999 - Common Stocks - Mutual Funds 1,176,906
 XXX 751,789 1,123,628 1,211,106 1,211,106
751,789 425,117 425,117 XXX
Common Stocks - Unit Investment Trusts
Common Stocks - Closed-End Funds
9799997 - Common Stocks - Subtotals -
Common Stocks - Part 4 1,176,906 XXX
751,789 1,123,628 1,211,106 1,211,106
751,789 425,117 425,117 XXX
9799999 - Common Stocks - Subtotals
 - Common Stocks 1,176,906 XXX 751,789
1,123,628 1,211,106 1,211,106 751,789
425,117 425,117 XXX
9899999 - Common Stocks - Subtotals -
Preferred and Common Stocks 1,176,906 XXX
751,789 1,123,628 1,211,106 1,211,106
751,789 425,117 425,117 XXX
9999999 Totals 1,176,906 XXX 751,789
1,123,628 1,211,106 1,211,106 751,789 425,117 425,117 XXX
SAE14
ANNUAL STATEMENT FOR THE YEAR 2021 OF THE
SEPARATE ACCOUNTS OF THE FEDERAL LIFE INSURANCE
COMPANY
Schedule D - Part 5
NONE
Schedule DA - Part 1
NONE
Schedule DB - Part A - Section 1
NONE
Schedule DB - Part A - Section 2
NONE
Schedule DB - Part B - Section 1
NONE
Schedule DB - Part B - Section 2
NONE
Schedule DB - Part D - Section 1
NONE
Schedule DB - Part D - Section 2
NONE
Schedule DB - Part E
NONE
Schedule DL - Part 1
NONE
Schedule DL - Part 2
NONE
SAE15, SAE17, SAE18, SAE19, SAE20, SAE21,
SAE22, SAE23, SAE24, SAE25, SAE26
ANNUAL STATEMENT FOR THE YEAR 2021 OF THE
SEPARATE ACCOUNTS OF THE FEDERAL LIFE INSURANCE
COMPANY
Schedule E - Part 1
NONE
Schedule E - Part 2
NONE
Schedule E - Part 3
NONE
SAE27, SAE28, SAE29